REVENUE	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
REVENUE
30	REVENUE

A disaggregation of the Group’s revenue for the year based on timing of revenue recognition is as follows:

	2019	2018	2017
	US$’000	US$’000	US$’000

Over time:
Charter hire	129,761	135,027	128,355
Freight revenue	178,750	168,828	257,614
Vessel revenue	308,511	303,855	385,969

Management fees	5,105	5,676	5,252
Miscellaneous	884	820	574
Other	5,989	6,496	5,826

At a point in time:
Sale of ships	15,986	8,477	17,155
Sale of bunkers and other consumables	560	190	572
Ship sales	16,546	8,667	17,727

	331,046	319,018	409,522

Management expects that 100% of the transaction price allocated to the unsatisfied contracts as of 31 December 2019 will be recognised as revenue during the next reporting period. The Group applies the practical expedient in paragraph 121 of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.